Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Goodwill
8.	Intangible Assets and Goodwill

Accounting Policy:

Intangible assets

Intangible assets are recorded at cost less accumulated amortization and any impairment losses. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is calculated on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any, over the following terms:

  Computer software – 2 to 3 years straight line

  Health Canada licences – term, plus life of building or renewal term of leased facility site

  Patents – straight line over the life of the patent

The estimated useful lives, residual values and amortization methods are reviewed annually and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization. Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized as research and development expenses on the consolidated statement of loss and comprehensive loss as incurred.

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is allocated to the cash generating unit (“CGU”) or group of CGUs which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization.

Impairment of intangible assets and goodwill

Goodwill is tested for impairment annually, and whenever events or circumstances indicate that there might be an impairment. Finite life intangible assets are assessed at the end of each reporting period for whether there is any indication of impairment. They are tested whenever there is an indication of impairment.

If indicators of impairment exist, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in profit or loss for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying value of assets in the CGU.

Management considers both external and internal sources of information in determining if there are any indications that the Company’s intangible assets and goodwill are impaired. Management considers the market, economic, and legal environment in which the Company operates that are not within its control and affect the recoverable amount of its assets. Management considers the manner in which the assets are being used or are expected to be used, and indication of economic performance of the assets. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

The Company’s intangible assets continuity is as follows:

		Extraction	Health Canada	Computer
	Patents	Assets	Licence	Software	Total
Cost:	$	$	$	$	$
Balance, December 31, 2017	-	-	2,922,096	62,135	2,984,231
Acquired through Verdélite (Note 7(b)(i))	-	-	86,103,549	-	86,103,549
Additions	368,531	-	-	133,032	501,563
		-		-
Balance, December 31, 2018	368,531	-	89,025,645	195,167	89,589,343
Acquired through Naturals (Note 7(b)(ii))	89,259	-	148,765	11,069	249,093
Additions	343,792	370,280	-	1,030,817	1,744,889
Impairment	-	-	(65,122,136)	-	(65,122,136)
Balance, December 31, 2019	801,582	370,280	24,052,274	1,237,053	26,461,189

		Extraction	Health Canada	Computer
	Patents	Assets	Licence	Software	Total
Accumulated amortization:	$	$	$	$	$
Balance, December 31, 2017	-	-	87,446	44,930	132,376
Additions	-	-	2,829,015	15,316	2,844,331

Balance, December 31, 2018	-	-	2,916,461	60,246	2,976,707
Additions	-	-	3,679,789	278,947	3,958,736
Balance, December 31, 2019	-	-	6,596,250	339,193	6,935,443

		Extraction	Health Canada	Computer
	Patents	Assets	Licence	Software	Total
Net book value:	$	$	$	$	$
December 31, 2019	801,582	370,280	17,456,024	897,860	19,525,746
December 31, 2018	368,531	-	86,109,184	134,921	86,612,636

Impairments

During the year ended December 31, 2019, the following factors were identified as impairment indicators:

i. Revenue decline: Constraints in the provincial retail distribution network, including a slower than expected roll-out of retail stores across Canada, has resulted in a decrease in expected sales and profitability as compared to outcomes initially forecasted by management;

ii. Decline in stock price and market capitalization: As at December 31, 2019, the carrying amount of the Company’s total net assets exceeded the Company’s market capitalization.

As a result of these factors, management performed an indicator-based impairment test as at December 31, 2019.

Management tested the individual CGUs which had indicators of impairment, for impairment. The recoverable amount of all CGUs was determined based on a fair value less cost of disposal (“FVLCD”) using level 3 inputs in a discounted cash flow (“DCF”) methodology. The significant assumptions applied in the determination of the recoverable amount are described below:

i. Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. The forecasts are extended to a total of five years (and a terminal year thereafter);

ii. Terminal value growth rate: The terminal growth rate was based on historical and projected consumer price inflation, historical and projected economic indicators, and projected industry growth;

iii. Discount rate: The post-tax discount rate is reflective of the CGUs Weighted Average Cost of Capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium, and after-tax cost of debt based on corporate bond yields; and

iv. Tax rate: The tax rates used in determining the future cash flows were those substantively enacted at the respective valuation date.

The Verdélite CGU was determined to be impaired. Key assumptions used in calculating the recoverable amount of the Verdélite CGU tested for impairment as at December 31, 2019 is outlined in the following table:

Verdelite
Terminal value growth rate	2.70%
Discount rate	14.81%
Budgeted revenue growth rate (average of next five years)	13.70%
Fair value less cost to dispose	$40,200,000

As a result of the impairment test, management concluded that the carrying value was higher than the recoverable amount and recorded an impairment loss of $65,122,136 during the year ended December 31, 2019. Management allocated the impairment loss based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount, and the $65,122,136 was allocated to the Verdélite CGU’s intangible assets.

If the discount rate were increased to 16% the impairment loss for the year would have been $67,422,136. If the discount rate were decreased to 14% the impairment loss for the year would have been $62,522,136.

Goodwill of $169,323 relates to the acquisition of Avalite on November 17, 2017. No additions or impairments were recognized during the year ended December 31, 2019.